FPA PARAMOUNT FUND, INC.

PORTFOLIO OF INVESTMENTS

June 30, 2019

(Unaudited)

COMMON STOCKS	Shares	Fair Value
BEVERAGES — 7.2%
Ambev SA (Brazil)(a)	930,776	$4,336,406
Fomento Economico Mexicano SAB de CV (Mexico)	363,640	3,518,226
Heineken Holding NV (Netherlands)	38,694	4,053,014
		$11,907,646
APPLICATION SOFTWARE — 6.5%
Activision Blizzard, Inc.	97,760	$4,614,272
SAP SE (Germany)	10,960	1,502,527
Tencent Holdings Ltd. (China)	101,372	4,586,007
		$10,702,806
INFRASTRUCTURE SOFTWARE — 5.8%
Microsoft Corp.	44,000	$5,894,240
Oracle Corp.	66,000	3,760,020
		$9,654,260
INTERNET MEDIA — 4.8%
Alphabet, Inc. (Class C)(a)	4,400	$4,756,004
Baidu, Inc. (ADR) (China)(a)	26,615	3,123,536
		$7,879,540
AIRLINES — 4.6%
Ryanair Holdings plc (Ireland)(a)	665,325	$7,652,414

PROFESSIONAL SERVICES — 4.0%
Pagegroup plc (Britain)	679,389	$4,422,175
Randstad NV (Netherlands)	40,216	2,207,166
		$6,629,341
PACKAGED FOOD — 3.6%
Danone SA (France)	37,710	$3,192,988
Nestle SA (Switzerland)	26,600	2,753,691
		$5,946,679
HOUSEHOLD PRODUCTS — 3.0%
Henkel AG & Co. KGaA (Germany)	36,250	$3,331,637
L’Oreal SA (France)	5,993	1,703,978
		$5,035,615
INVESTMENT COMPANIES — 3.0%
Melrose Industries plc (Britain)	2,132,300	$4,901,642

INFORMATION TECHNOLOGY SERVICES — 2.9%
Capgemini SE (France)	38,790	$4,822,880

SPECIALTY APPAREL STORES — 2.9%
Industria de Diseno Textil SA (Spain)	159,450	$4,797,416

HEALTH CARE SUPPLIES — 2.8%
EssilorLuxottica SA (France)	36,106	$4,705,402

COMMON STOCKS - Continued	Shares	Fair Value
ADVERTISING & MARKETING — 2.8%
Stroeer SE & Co. KGaA (Germany)	60,606	$4,553,089

OTHER SPECIALTY RETAIL - DISCRETIONARY — 2.7%
GrandVision NV (Netherlands)	190,464	$4,424,657

FLOW CONTROL EQUIPMENT — 2.6%
Sulzer AG (Switzerland)	39,801	$4,356,773

BANKS — 2.6%
AIB Group plc (Ireland)	1,055,254	$4,314,946

NON WOOD BUILDING MATERIALS — 2.6%
Cie de Saint-Gobain (France)	109,430	$4,273,215

COMMERCIAL SERVICES & SUPPLIES — 2.5%
Babcock International Group plc (Britain)	708,884	$4,126,547

INTERNET BASED SERVICES — 2.5%
Booking Holdings, Inc.(a)	2,200	$4,124,362

FOOD SERVICES — 2.4%
Sodexo SA (France)	34,000	$3,974,393

SPECIALTY PHARMACEUTICALS — 2.3%
Hypera SA (Brazil)(a)	491,182	$3,836,130

HEALTH CARE SERVICES — 2.3%
Laboratory Corp. of America Holdings(a)	22,000	$3,803,800

MASS MERCHANTS — 2.3%
Dollar General Corp.	28,000	$3,784,480

MACHINERY — 2.1%
Cargotec Oyj (B Shares) (Finland)	89,647	$3,406,363

OTHER COMMERCIAL SERVICES — 2.0%
ALS, Ltd. (Australia)	652,716	$3,371,959

BUILDING MAINTENANCE SERVICES — 1.9%
ISS A/S (Denmark)	105,114	$3,177,887

GENERAL MERCHANDISE STORES — 1.8%
Magazine Luiza SA (Brazil)	55,001	$3,023,949

COMMON STOCKS - Continued	Shares or Principal Amount	Fair Value
AUTOMOTIVE RETAILERS — 1.8%
O’Reilly Automotive, Inc.(a)	8,000	$2,954,560

BASIC & DIVERSIFIED CHEMICALS — 1.7%
Air Liquide SA (France)	20,620	$2,884,087

COMMUNICATIONS EQUIPMENT — 1.7%
Cisco Systems, Inc.	37,000	$2,025,010
Samsung Electronics Co. Ltd. (South Korea)	20,216	823,202
		$2,848,212
REINSURANCE — 1.7%
RenaissanceRe Holdings Ltd. (Bermuda)	15,780	$2,808,998

SECURITY SERVICES — 1.0%
Prosegur Cia de Seguridad SA (Spain)	354,731	$1,665,896

OTHER COMMON STOCKS — 2.7%(a)(b)		$4,446,703

TOTAL COMMON STOCKS — 97.1% (Cost $150,163,004)		$160,796,647

TOTAL INVESTMENT SECURITIES — 97.1% (Cost $150,163,004)		$160,796,647

SHORT-TERM INVESTMENTS — 2.6%
State Street Bank Repurchase Agreement — 0.50% 7/1/2019
(Dated 06/28/2019, repurchase price of $4,282,178, collateralized by $4,265,000 principal amount U.S. Treasury Notes —2.375% 2022, fair value $4,369,305)
	$4,282,000	$4,282,000
TOTAL SHORT-TERM INVESTMENTS (Cost $4,282,000)		$4,282,000

TOTAL INVESTMENTS — 99.7% (Cost $154,445,004)		$165,078,647
Other Assets and Liabilities, net — 0.3%		477,291
NET ASSETS — 100.0% — NOTE 2		$165,555,938

(a)         Non-income producing security.

(b)         As permitted by U.S. Securities and Exchange Commission regulations, “Other” Common Stocks include holdings in their first year of acquisition that have not previously been publicly disclosed.

See Notes to Financial Statements.

NOTE 1 — Disclosure of Fair Value Measurements

The Fund uses the following methods and inputs to establish the fair value of its assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued each day at the official closing price of, or the last reported sale price on, the exchange or market on which such securities principally are traded, as of the close of business on that day. If there have been no sales that day, equity securities are generally valued at the last available bid price. Securities that are unlisted and fixed-income and convertible securities listed on a national securities exchange for which the over-the-counter (“OTC”) market more accurately reflects the securities’ value in the judgment of the Fund’s officers, are valued at the most recent bid price. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect their fair value as of the close of regular trading on the NYSE. The Fund may utilize an independent fair valuation service in adjusting the valuations of foreign securities. Short-term corporate notes with maturities of 60 days or less at the time of purchase are valued at amortized cost.

Securities for which representative market quotations are not readily available or are considered unreliable by the Adviser are valued as determined in good faith under procedures adopted by the authority of the Fund’s Board of Directors. Various inputs may be reviewed in order to make a good faith determination of a security’s value. These inputs include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations of investments that would have been used had greater market activity occurred.

The Fund classifies its assets based on three valuation methodologies. Level 1 values are based on quoted market prices in active markets for identical assets. Level 2 values are based on significant observable market inputs, such as quoted prices for similar assets and quoted prices in inactive markets or other market observable inputs as noted above including spreads, cash flows, financial performance, prepayments, defaults, collateral, credit enhancements, and interest rate volatility. Level 3 values are based on significant unobservable inputs that reflect the Fund’s determination of assumptions that market participants might reasonably use in valuing the assets. The valuation levels are not necessarily an indication of the risk associated with investing in those securities. The following table presents the valuation levels of the Fund’s investments as of June 30, 2019:

Investments	Level 1	Level 2	Level 3	Total
Common Stocks
Beverages	$7,854,632	$4,053,014	—	$11,907,646
Application Software	4,614,272	6,088,534	—	10,702,806
Infrastructure Software	9,654,260	—	—	9,654,260
Internet Media	7,879,540	—	—	7,879,540
Airlines	7,652,414	—	—	7,652,414
Professional Services	—	6,629,341	—	6,629,341
Packaged Food	—	5,946,679	—	5,946,679
Household Products	—	5,035,615	—	5,035,615
Investment Companies	—	4,901,642	—	4,901,642
Information Technology Services	—	4,822,880	—	4,822,880
Specialty Apparel Stores	—	4,797,416	—	4,797,416
Health Care Supplies	—	4,705,402	—	4,705,402
Advertising & Marketing	—	4,553,089	—	4,553,089
Other Specialty Retail - Discretionary	—	4,424,657	—	4,424,657
Flow Control Equipment	—	4,356,773	—	4,356,773
Banks	4,314,946	—	—	4,314,946
Non Wood Building Materials	—	4,273,215	—	4,273,215
Commercial Services & Supplies	—	4,126,547	—	4,126,547
Internet Based Services	4,124,362	—	—	4,124,362
Food Services	3,974,393	—	—	3,974,393
Specialty Pharmaceuticals	3,836,130	—	—	3,836,130
Health Care Services	3,803,800	—	—	3,803,800
Mass Merchants	3,784,480	—	—	3,784,480
Machinery	—	3,406,363	—	3,406,363
Other Commercial Services	—	3,371,959	—	3,371,959
Building Maintenance Services	—	3,177,887	—	3,177,887
General Merchandise Stores	3,023,949	—	—	3,023,949
Automotive Retailers	2,954,560	—	—	2,954,560
Basic & Diversified Chemicals	—	2,884,087	—	2,884,087
Communications Equipment	2,025,010	823,202	—	2,848,212
Reinsurance	2,808,998	—	—	2,808,998
Security Services	1,665,896	—	—	1,665,896
Other Common Stocks	—	4,446,703	—	4,446,703
Short-Term Investment	—	4,282,000	—	4,282,000
	$73,971,642	$91,107,005	—	$165,078,647

Transfers of investments between different levels of the fair value hierarchy are recorded at fair value as of the end of the reporting period. There were transfers of $55,452,601 from Level 1 to Level 2 during the period ended June 30, 2019.

NOTE 2 — Federal Income Tax

The cost of investment securities held at June 30, 2019 (excluding short-term investments), was $151,700,270 for federal income tax purposes.

Net unrealized appreciation consists of:

Gross unrealized appreciation:	$20,915,249
Gross unrealized depreciation:	(11,818,872)
Net unrealized appreciation:	$9,096,377

ITEM 2. CONTROLS AND PROCEDURES.

(a)                                 The registrant’s principal executive and principal financial officers have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this Form N-Q based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.

(b)                                 There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d))under the 1940 Act that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

(a)                                 The certifications required by Rule 30a-2(a) under the 1940 Act are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FPA PARAMOUNT FUND, INC.

By:	/s/ J. Richard Atwood

J. Richard Atwood,

President (Principal Executive Officer)

Date:	August XX, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ J. Richard Atwood

J. Richard Atwood,

President (Principal Executive Officer)

Date:	August XX, 2019

By:	/s/ E. Lake Setzler III

E. Lake Setzler III,

Treasurer (Principal Financial Officer)

Date:	August XX, 2019

Certifications

I, J. Richard Atwood, President FPA Paramount Fund, Inc., certify that:

1.                                      I have reviewed this report on Form N-Q of President of FPA Paramount Fund, Inc.;

2.                                      Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.                                      Based on my knowledge, the schedule of investments included in this report, fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.                                      The registrant’s other certifying officer and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

(a)                                 Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

(b)                                 Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

(c)                                  Evaluated the effectiveness of the registrant’s disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

(d)                                 Disclosed in this report any change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting; and

5.                                      The registrant’s other certifying officer and I have disclosed to the registrant’s auditors and the audit committee of the registrant’s board of trustees (or persons performing the equivalent functions):

(a)                                 All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant’s ability to record, process, summarize, and report financial information; and

(b)                                 Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant’s internal control over financial reporting.

Date:	August XX, 2019

By:	/s/ J. Richard Atwood

J. Richard Atwood

President (principal executive officer)

I, E. Lake Setzler III, Treasurer of FPA Paramount Fund, Inc., certify that:

1.                                      I have reviewed this report on Form N-Q of FPA Paramount Fund, Inc.;

2.                                      Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.                                      Based on my knowledge, the schedule of investments included in this report, fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.                                      The registrant’s other certifying officer and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

(a)                                 Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

(b)                                 Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

(c)                                  Evaluated the effectiveness of the registrant’s disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

(d)                                 Disclosed in this report any change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting; and

5.                                      The registrant’s other certifying officer and I have disclosed to the registrant’s auditors and the audit committee of the registrant’s board of trustees (or persons performing the equivalent functions):

(a)                                 All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant’s ability to record, process, summarize, and report financial information; and

(b)                                 Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant’s internal control over financial reporting.

Date:	August XX, 2019

By:	/s/ E. Lake Setzler III

E. Lake Setzler III

Treasurer (principal financial officer)